DISCONTINUED OPERATIONS (Schedule of Revenues and Income (Loss) from Discontinued Operations) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenues and income (loss) from discontinued operations
Income (loss) from and on sale of discontinued operation, net of income tax		¥ 0	$ 0	¥ 0	¥ 340,798
Jinghan Group [Member]
Revenues and income (loss) from discontinued operations
Revenues					171,938
Impairment loss
Loss from discontinued operation					(4,499)
Income tax benefit					1,385
Loss from discontinued operation, net of income tax					(3,114)
Income on sale of discontinued operation, net of income tax	[1]				343,912
Income (loss) from and on sale of discontinued operation, net of income tax					¥ 340,798

[1]	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 9,084 for the year ended December 31, 2015.